Unearned Commissions	12 Months Ended
Dec. 31, 2021
Unearned Commissions Explanatory [Abstract]
UNEARNED COMMISSIONS

18. UNEARNED COMMISSIONS

The movement in unearned commissions in the consolidated statement of financial position is as follows:

	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
As at 1 January	11,038	8,910	8,010
Commissions received	25,722	18,181	14,830
Commissions earned	(23,035)	(16,053)	(13,930)
As at 31 December	13,725	11,038	8,910